Intangible Assets, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Intangible Assets, Net [Abstract]
Patent rights	$ 103,276
Amortization expense	$ 440,000	$ 213,300